Digital Assets - Schedule of Digital Assets (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025
Schedule of Digital Assets [Abstract]
Digital assets held on exchange institutions	$ 378,969,693	$ 221,162,809